RESERVES, Terms and Conditions of Performance Rights (Details) - Performance Rights [Member]	12 Months Ended
Jun. 30, 2020 shares
Terms and conditions of performance rights [Abstract]
Number of shares converted upon vesting (in shares)	1
Expiring on December 31, 2021 [Member]
Terms and conditions of performance rights [Abstract]
Options exercisable (in shares)	2,500,000
Expiring on December 31, 2022 [Member]
Terms and conditions of performance rights [Abstract]
Options exercisable (in shares)	2,500,000